Material Accounting Policies - Summary of Average Exchange Rate (Detail)	12 Months Ended
	Dec. 31, 2023 $ / $	Dec. 31, 2022	Dec. 31, 2021
Disclosure of foreign exchange rates [line items]
Exchange rate	16.8998
Mexican peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	1.00	1.00	1.00
Exchange rate	1.00	1.00
Quetzal
Disclosure of foreign exchange rates [line items]
Average exchange rate	2.27	2.60	2.62
Exchange rate	2.16	2.47
Colon
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.03	0.03	0.03
Exchange rate	0.03	0.03
Balboa
Disclosure of foreign exchange rates [line items]
Average exchange rate	17.77	20.13	20.28
Exchange rate	16.89	19.36
Colombian peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.004	0.005	0.005
Exchange rate	0.004	0.004
Cordoba
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.49	0.56	0.58
Exchange rate	0.46	0.53
Argentine peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.07	0.16	0.21
Exchange rate	0.02	0.11
Real
Disclosure of foreign exchange rates [line items]
Average exchange rate	3.56	3.90	3.76
Exchange rate	3.49	3.71
Uruguayan peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.46	0.49	0.47
Exchange rate	0.43	0.48